SHARE CAPITAL - Narrative - Issued Share Capital (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands													12 Months Ended
	Mar. 19, 2024 CAD ($) shares	Mar. 19, 2024 USD ($) $ / shares shares	Nov. 14, 2023 CAD ($) $ / shares shares	Nov. 14, 2023 USD ($) $ / shares shares	Aug. 04, 2023 CAD ($) $ / shares shares	Aug. 04, 2023 USD ($) $ / shares shares	May 30, 2023 CAD ($) shares	Aug. 31, 2022 CAD ($) $ / shares shares	Jun. 27, 2022 CAD ($) $ / shares shares	Jun. 24, 2022 CAD ($) $ / shares shares	Jun. 22, 2022 CAD ($) shares	Apr. 01, 2022 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Nov. 14, 2023 $ / shares	Aug. 23, 2023 CAD ($)	Aug. 04, 2023 $ / shares	Aug. 08, 2022 CAD ($)	Mar. 31, 2022 shares	Feb. 04, 2021
Disclosure of classes of share capital [line items]
Number of common shares held in escrow (in shares)													15,807,443	15,807,443	0	0
Common stock shares, authorized value | $																		$ 35		$ 35,000
Payments for share issue costs | $													$ 832		$ 950
Percentage of outstanding common shares							0.0999
Professional and consulting fees | $													4,918		2,142
Shares issued on Adelia milestones | $															$ 2,988
2021 Warrants
Disclosure of classes of share capital [line items]
Warrant, conversion ratio																						0.5
August 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares						$ 0.34
Payments for share issue costs					$ 506	$ 379
Exercise price of other equity instruments (in CAD/USD per share) | (per share)					$ 0.53														$ 0.40
Professional and consulting fees					$ 622	465
November 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares				$ 0.46
Payments for share issue costs					2,096	1,530
Exercise price of other equity instruments (in CAD/USD per share) | (per share)			$ 0.70														$ 0.51
Professional and consulting fees					$ 339	$ 247
March 2024 private placement
Disclosure of classes of share capital [line items]
Payments for share issue costs	$ 11,726	$ 8,665
Professional and consulting fees	$ 78	$ 58
LPC Purchase Agreement
Disclosure of classes of share capital [line items]
Common stock shares, authorized value | $							$ 30,000											$ 30,000
Proceeds from issue of ordinary shares													$ 476	$ 351
Purchase period, term							36 months
Common shares
Disclosure of classes of share capital [line items]
At-the-market offering - net of share issuance costs (in shares)	348,837,210	348,837,210			24,264,706	24,264,706	2,538,844						34,140,507	34,140,507	20,754,120	20,754,120
Share price (in CAD per share) | (per share)						$ 0.34							$ 0.4549	$ 0.3374	$ 0.6819	$ 0.5079
Proceeds from issue of ordinary shares					$ 11,018	$ 8,250							$ 15,532	$ 11,518	$ 14,152	$ 10,541
Common shares | November 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
At-the-market offering - net of share issuance costs (in shares)			66,666,667	66,666,667
Share price (in CAD per share) | $ / shares				$ 0.45
Proceeds from issue of ordinary shares			$ 41,107	$ 30,000
Common shares | March 2024 private placement
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares		$ 0.43
Proceeds from issue of ordinary shares	$ 202,995	$ 150,000
Number of shares subject to resale restrictions (in shares)	15,807,443	15,807,443
Common shares | LPC Purchase Agreement
Disclosure of classes of share capital [line items]
At-the-market offering - net of share issuance costs (in shares)													1,925,000	1,925,000
Share price (in CAD per share) | (per share)													$ 0.3236	$ 0.2417
Proceeds from issue of ordinary shares													$ 623	$ 465
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)													0	0	0	0
Class B Shares
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares								$ 14.10	$ 7.50	$ 7.62		$ 10.20
Number of shares outstanding (in shares)													36,084.7	36,084.7	530,542.1	530,542.1					1,047,135.1
Number of shares issued upon conversion of convertible instruments (in shares)								331,901	373,662	2,669,331		224,283	360,847	360,847
Shares issued on Adelia milestones (in shares)								33,190.1	37,366.2	266,933.1	456.5	22,428.3	0	0	360,374.2	360,374.2
Shares issued on Adelia milestones | $								$ 468	$ 280	$ 2,034	$ 5	$ 229
Convertible stock, conversion price (in CAD per share) | $ / shares								$ 1.41	$ 0.75	$ 0.76		$ 1.02
Class B Shares | Exchangeable prior to December 14, 2022
Disclosure of classes of share capital [line items]
Shares issued upon conversion, percentage													33.333%	33.333%
Class B Shares | Exchangeable prior to December 14, 2023
Disclosure of classes of share capital [line items]
Shares issued upon conversion, percentage													66.667%	66.667%